Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40416
Entity Registrant Name	Nouveau Monde Graphite Inc.
Entity Central Index Key	0001649752
Entity Address, Address Line One	481 rue Brassard
Entity Address, Address Line Two	Saint-Michel-des-Saints
Entity Address, City or Town	Quebec
Entity Address, Country	CA
Entity Address, Postal Zip Code	J0K 3B0